Other investments - Narrative (Detail) - GBP (£)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Loan guaranteed by subsidiary	£ 49,000,000	£ 46,000,000	£ 31,000,000
Customers and third parties
Disclosure of financial assets [line items]
Allowances of loans made to customers and other third parties	111,000,000	108,000,000	110,000,000
Loans
Disclosure of financial assets [line items]
Loan guaranteed by subsidiary	17,000,000	35,000,000	21,000,000
Loans | Customers and third parties
Disclosure of financial assets [line items]
Loan guaranteed by subsidiary	17,000,000	35,000,000	18,000,000
Loans | Associates
Disclosure of financial assets [line items]
Loan guaranteed by subsidiary	£ 0	£ 0	£ 3,000,000